Revenue recognition and operating segments - One-off and adjusting items - operating (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of one-off operating items
One-off and adjusting items	£ 136	£ 21	£ 8
One-off and adjusting items tax impact	(20)	(2)	(2)
One-off and adjusting items cash inflow/(outflow)	(59)	(27)	(2)
Acquisition and integration costs
Analysis of one-off operating items
One-off and adjusting items	5	13	15
One-off and adjusting items tax impact	(2)	(1)	(3)
One-off and adjusting items cash inflow/(outflow)	(13)	(12)	(15)
Fees relating to Terminix transaction
Analysis of one-off operating items
One-off and adjusting items	68
One-off and adjusting items tax impact	(4)
One-off and adjusting items cash inflow/(outflow)	(38)
Pension scheme closure in North America
Analysis of one-off operating items
One-off and adjusting items			(7)
One-off and adjusting items tax impact			2
Terminix acquisition costs
Analysis of one-off operating items
One-off and adjusting items		6
One-off and adjusting items cash inflow/(outflow)		(6)
Terminix integration costs
Analysis of one-off operating items
One-off and adjusting items	62
One-off and adjusting items tax impact	(14)
One-off and adjusting items cash inflow/(outflow)	(32)
UK Pension scheme - return of surplus
Analysis of one-off operating items
One-off and adjusting items cash inflow/(outflow)	22		9
Other
Analysis of one-off operating items
One-off and adjusting items	1	2
One-off and adjusting items tax impact		(1)	(1)
One-off and adjusting items cash inflow/(outflow)	£ 2	£ (9)	£ 4